CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 308,676	$ 47,307	¥ 361,220
Restricted cash	3,829	587	4,576
Time deposits			23,849
Amounts due from a related party	368	56	10,401
Prepayments and other receivables, net	22,980	3,522	30,280
Total current assets	335,853	51,472	430,326
Non-current assets:
Property and equipment, net	19,779	3,031	64,112
Intangible assets, net	2,398	368	4,505
Deposits	1,480	227	5,388
Long-term investments	99,972	15,321	152,954
Right-of-use assets	9,327	1,429	36,607
Other non-current assets	1,664	255	1,887
Total non-current assets	134,620	20,631	265,453
TOTAL ASSETS	470,473	72,103	695,779
Current liabilities:
Accrued payroll and welfare payable (including accrued payroll and welfare payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB4,830 and RMB12,288 (US$1,883) as of December 31, 2019 and 2020, respectively)	13,401	2,054	6,879
Operating lease liabilities - current (including operating lease liabilities - current of the consolidated VIEs without recourse to BIT Mining Limited of RMB13,698 and RMB3,710 (US$569) as of December 31, 2019 and 2020, respectively)	3,710	569	16,672
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to BIT Mining Limited of RMB36,087 and RMB36,870 (US$5,651) as of December 31, 2019 and 2020, respectively)	55,960	8,577	51,398
Income tax payable (including income tax payable of the consolidated VIEs without recourse to BIT Mining Limited of RMB1,525 and nil as of December 31, 2019 and 2020, respectively)	549	84	2,213
Total current liabilities	73,620	11,284	77,162
Non-current liabilities:
Long-term payables (including long-term payables of the consolidated VIEs without recourse to BIT Mining Limited of RMB2,965 and RMB526 (US$81) as of December 31, 2019 and 2020, respectively)	526	81	2,965
Operating lease liabilities - non-current (including operating lease liabilities - non-current of the consolidated VIEs without recourse to BIT Mining Limited of RMB31,675 and RMB5,807 (US$890) as of December 31, 2019 and 2020, respectively)	5,807	890	31,675
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to BIT Mining Limited of nil and nil as of December 31, 2019 and 2020, respectively)	0	0	59
Total non-current liabilities	6,333	971	34,699
TOTAL LIABILITIES	79,953	12,255	111,861
Commitments and contingencies
Redeemable non-controlling interest			14,849
Shareholders' equity:
Additional paid-in capital	2,602,883	398,909	2,547,293
Treasury shares	(143,780)	(22,035)	(143,780)
Accumulated other comprehensive income	128,441	19,684	141,484
Accumulated deficit and statutory reserve	(2,183,918)	(334,700)	(1,960,692)
Total BIT Mining Limited shareholders' equity	403,777	61,880	584,456
Non-controlling interest	(13,257)	(2,032)	(15,387)
Total shareholders' equity	390,520	59,848	569,069
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	470,473	72,103	695,779
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	¥ 151	$ 22	145
Class B Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value			¥ 6